Securities Available for Sale - Schedule of Amortized Cost and Fair Value of Securities Available for Sale by Contractual Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Available For Sale Securities [Abstract]
Due in one year or less, Amortized Cost	$ 5,318	$ 2,007	$ 4,714
Due from one to five years, Amortized Cost	39,406	41,750	28,239
Due from five to ten years, Amortized Cost	3,860		2,504
Due after ten years, Amortized Cost	0	0	0
Mortgage-backed securities, Amortized Cost	36,213	36,889	37,601
Amortized Cost	84,797	80,646	73,058
Due in one year or less, Fair Value	5,346	2,011	4,769
Due from one to five years, Fair Value	39,728	41,843	28,493
Due from five to ten years, Fair Value	3,898		2,489
Due after ten years, Fair Value	0	0	0
Mortgage-backed securities, Fair Value	36,811	37,428	37,256
Fair Value	$ 85,783	$ 81,282	$ 73,007